Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 71	$ 71
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	71	71
Cash And Cash Equivalents [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value
Restricted Cash [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	71	71
Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	71	71
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 71	$ 71